UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23763

First Trust Real Assets Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2217

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

First Trust
Capital Management

FIRST TRUST REAL ASSETS FUND

Class A Shares – FTRDX
Class I Shares – FTREX

Semi-Annual Report

September 30, 2023

(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | 21st Floor | Chicago, IL 60606 | P: 773.828.6700

First Trust Real Assets Fund
This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Real Assets Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Real Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES – 1.9%
$119,369	Home Partners of America 2021-2 Trust Series 2021-2, Class F, 3.799%, 12/17/20261	$102,053
165,124	Pretium Mortgage Credit Partners LLC Series 2022-NPL1, Class A1, 2.981%, 1/25/20521,2,3	154,255
190,165	PRPM 2021-3 LLC Series 2021-3, Class A1, 1.867%, 4/25/20261,2,3	179,295
	TOTAL ASSET-BACKED SECURITIES (Cost $443,708)	435,603
Number of Shares
	CLOSED-END FUNDS – 10.4%
236,983	Pender Real Estate Credit Fund – Class I	2,376,936
	TOTAL CLOSED-END FUNDS (Cost $2,369,827)	2,376,936
Principal Amount
	COLLATERALIZED LOAN OBLIGATIONS – 0.7%
150,000	Bryant Park Commercial Real Estate Partners I LP Series 2022-FL2, Class C, 9.831% (1-Month Term SOFR+450 basis points), 1/16/20371,2,4	149,219
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $148,500)	149,219
	COLLATERALIZED MORTGAGE OBLIGATIONS – 14.6%
171,882	Freddie Mac STACR REMIC Trust 2022-HQA3 Series 2022-HQA3, Class M1A, 7.615% (30-Day SOFR Average+230 basis points), 8/25/20421,2,4	174,683
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2022-HQA3, Class M2, 10.665% (30-Day SOFR Average+535 basis points), 8/25/20421,2,4	266,426
200,000	Series 2023-HQA2, Class M1B, 8.665% (30-Day SOFR Average+335 basis points), 6/25/20431,2,4	205,101
250,000	GCAT 2021-NQM6 Trust Series 2021-NQM6, Class M1, 3.414%, 8/25/20661,2,5	162,353
182,336	GCAT 2022-NQM4 Trust Series 2022-NQM4, Class A3, 5.730%, 8/25/20671,2,3	176,077
227,000	GS Mortgage-Backed Securities Trust 2023-CCM1 Series 2023-CCM1, Class B1, 7.525%, 8/25/20532,5	216,564
244,511	GS Mortgage-Backed Securities Trust 2023-PJ4 Series 2023-PJ4, Class A15, 6.000%, 1/25/20541,2,5	242,586
200,000	Home RE Ltd. Series 2019-1, Class M2, 8.684% (1-Month USD Libor+325 basis points), 5/25/20291,2,4	204,103

First Trust Real Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$176,546	JP Morgan Mortgage Trust 2016-4 Series 2016-4, Class B3, 3.814%, 10/25/20461,2,5	$154,471
120,700	Series 2016-4, Class B4, 3.814%, 10/25/20461,2,5	74,522
164,947	Series 2016-4, Class B5, 3.814%, 10/25/20461,2,5	85,299
250,000	New Residential Mortgage Loan Trust Series 2022-NQM1, Class M1, 3.601%, 4/25/20611,2,5	157,426
250,000	Radnor RE 2021-1 Ltd. Series 2021-1, Class M2, 8.465% (30-Day SOFR Average+315 basis points), 12/27/20331,2,4	253,102
200,000	Radnor RE 2022-1 Ltd. Series 2022-1, Class M1B, 12.065% (30-Day SOFR Average+675 basis points), 9/25/20321,2,4	215,475
250,000	Saluda Grade Alternative Mortgage Trust 2023-FIG3 Series 2023-FIG3, Class A, 7.067%, 8/25/20532,5	251,816
250,000	Series 2023-FIG3, Class B, 7.712%, 8/25/20532	252,140
200,000	Verus Securitization Trust 2021-1 Series 2021-1, Class M1, 1.968%, 1/25/20661,2,5	128,108
200,000	Verus Securitization Trust 2021-7 Series 2021-7, Class B1, 4.143%, 10/25/20661,2,5	126,933
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,511,180)	3,347,185
Number of Shares
	PRIVATE INVESTMENT FUNDS – 11.6%
465,543	Cbre U.S. Core Partners, LP	822,685
N/A6	Hillpointe Workforce Partnership IV, LP7	214,907
N/A6	Nuveen Real Estate U.S. Cities Multifamily Fund LP8	174,233
N/A6	Oak Street Real Estate Capital Net Lease Property Fund, LP	1,087,237
N/A6	Wynwood BN, LLC	343,627
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $2,817,450)	2,642,689
	REAL ESTATE INVESTMENT TRUSTS – 38.4%
65,424	Bailard Real Estate Investment Trust LP8	2,210,008
N/A6	Cire Real Estate Investment Trust, Inc.	1,308,795
71,592	Invesco Real Estate Income Trust, Inc.8	2,111,199
107,365	Jones Lang LaSalle Income Property Trust, Inc. – Class M-I	1,406,479
63,139	RREEF Property Trust, Inc. – Class D	897,840
34,445	Starwood Real Estate Income Trust, Inc.8	850,267
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $9,596,655)	8,784,588

First Trust Real Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS – 20.6%
$4,714,758	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 5.27%9	$4,714,758
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,714,758)	4,714,758
	TOTAL INVESTMENTS – 98.2% (Cost $23,602,078)	22,450,978
	Assets in Excess of Other Liabilities – 1.8%	414,258
	TOTAL NET ASSETS – 100.0%	$22,865,236
LLC – Limited Liability Company
LP – Limited Partnership
REMIC – Real Estate Mortgage Investment Conduit
1 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,211,487, which represents 14.05% of the total net assets of the Fund.
2 Callable.
3 Step rate security.
4 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
5 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
6 Investment does not issue shares.
7 All or a portion of this investment is a holding of FTRAF Sub1 LLC.
8 The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located in Note 8.
9 The rate is the annualized seven-day yield at period end.
Securities With Restrictions on Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
Bailard Real Estate Investment Trust, Inc.1	Quarterly	30 Days	$2,350,000	$2,210,008	6/29/2022
Cbre U.S. Core Partners, LP1	Quarterly	60 Days	950,000	822,685	9/30/2022
Cire Real Estate Investment Trust, Inc.	Quarterly	90 Days	1,300,000	1,308,795	3/31/2023
Hillpointe Workforce Partnership IV, LP1	Not Permitted	N/A	220,000	214,907	3/9/2023
Invesco Real Estate Income Trust, Inc.	Monthly	30 Days	2,300,000	2,111,199	4/29/2022
Nuveen Real Estate U.S. Cities Multifamily Fund LP1	Quarterly	45 Days	212,450	174,233	10/3/2022
Oak Street Real Estate Capital Net Lease Property Fund, LP1	Quarterly	60 Days	1,085,000	1,087,237	10/31/2022
Pender Real Estate Credit Fund – Class I	Quarterly2	N/A	2,369,826	2,376,936	5/2/2022
Starwood Real Estate Income Trust, Inc.	Monthly	2 Days	946,655	850,267	4/29/2022
Wynwood BN, LLC1	Not permitted	N/A	350,000	343,627	1/26/2023
Totals:			$12,083,931	$11,499,894

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
2 The Closed-End Fund can institute a limit on redemptions at the fund level of 5% of the fair value of the investment in the Closed-End Fund.
See accompanying Notes to Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	1.9%
Closed-End Funds	10.4%
Collateralized Loan Obligations	0.7%
Collateralized Mortgage Obligations	14.6%
Private Investment Funds	11.6%
Real Estate Investment Trusts	38.4%
Short-Term Investments	20.6%
Total Investments	98.2%
Other Assets in Excess of Liabilities	1.8%
Total Net Assets	100.0%
See accompanying Notes to Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2023 (Unaudited)

Assets:
Investments, at fair value (cost $23,602,078)	$22,450,978
Cash	211,519
Receivables:
Due from Adviser	171,353
Dividends and interest	65,678
Prepaid expenses	46,658
Total assets	22,946,186
Liabilities:
Payables:
Auditing fees	16,900
Distribution fees – Class I (Note 3)	16,988
Shareholder reporting fees	5,598
Fund services expense	3,945
Tax service fees	21,750
Legal	15,769
Total liabilities	80,950
Net Assets	$22,865,236
Components of Net Assets
Paid-in Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$23,940,496
Total accumulated deficit	(1,075,260)
Net Assets	$22,865,236
Class I Shares:
Net assets applicable to shares outstanding	$22,865,236
Shares of beneficial interest issued and outstanding	2,403,356
Net asset value, price per share	$9.51
See accompanying Notes to the Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2023 (Unaudited)

Investment Income:
Dividends	$345,843
Interest	234,395
Total investment income	580,238
Expenses:
Advisory fees	152,187
Legal fees	54,435
Registration fees	23,501
Trustees’ fees and expenses	22,500
Auditing fees	20,000
Offering costs (see Note 2)	14,690
Shareholder reporting fees	13,601
Distribution fees – Class I (Note 3)	12,917
Fund services expense	10,583
Chief Compliance Officer fees	10,548
Tax services	7,250
Insurance fees	4,456
Miscellaneous	500
Total expenses	347,168
Advisory fees waived	(152,187)
Other expenses absorbed	(8,024)
Net expenses	186,957
Net investment income	393,281
Realized and Unrealized loss:
Net realized loss on investments	(47,614)
Net change in unrealized appreciation/depreciation on investments	(244,022)
Net realized and unrealized loss on investments	(291,636)
Net Increase in Net Assets from Operations	$101,645
See accompanying Notes to the Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period May 2, 20221 Through March 31, 2023
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$393,281	$415,811
Net realized loss on investments	(47,614)	(3,968)
Net change in unrealized appreciation/depreciation on investments	(244,022)	(907,077)
Net increase (decrease) resulting from operations	101,645	(495,234)
Distributions to Shareholders	(572,093)	(198,105)
Total distributions to shareholders	(572,093)	(198,105)
Capital Transactions:
Net proceeds from shares sold:
Class I	1,755,898	24,210,580
Reinvestment of distributions:
Class I	22,187	9,027
Cost of shares repurchased:
Class I	(1,282,418)	(786,251)
Net increase resulting from capital transactions	495,667	23,433,356
Total increase in net assets	25,219	22,740,017
Net Assets
Beginning of period	22,840,017	100,0002
End of period	$22,865,236	$22,840,017
Capital Share Transactions:
Shares sold:
Class I	183,929	2,430,026
Shares reinvested:
Class I	2,325	928
Shares repurchased:
Class I	(134,111)	(79,741)
Net increase in capital share transactions	52,143	2,351,213

1 Commencement of operations
2 First Trust Capital Management L.P. (the “Investment Manager”) made the initial share purchase of $100,000 on April 1, 2022. The total initial share purchase of $100,000 included 10,000 shares purchased at $10.00 per share.
See accompanying Notes to the Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2023 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$101,645
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(3,686,006)
Sales of long-term portfolio investments	3,360,690
Purchase/Sales of short-term investments, net	(217,308)
Increase in due from adviser	(16,489)
Decrease in dividends and interest	16,678
Decrease in deferred organizational and offering costs (see Note 2)	14,689
Increase in prepaid expenses	(41,609)
Decrease in auditing fees	(3,100)
Increase in distribution fees – Class I (Note 3)	2,845
Increase in shareholder reporting fees	3,618
Decrease in fund services expense	(1,583)
Increase in tax service fees	7,250
Increase in legal fees	15,769
Decrease in accrued other expenses	(2,592)
Net amortization on investments	(12,472)
Net gain loss on investments	42,854
Net change in unrealized appreciation/depreciation on investments	244,022
Net cash used for operating activities	(171,099)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	1,755,898
Redemption of shares	(1,282,418)
Dividends paid to shareholders, net of reinvestments	(549,906)
Net cash used for financing activities	(76,426)
Net decrease in cash	(247,525)
Cash:
Beginning of period	459,044
End of period	$211,519
Supplemental disclosure of non-cash activities:
Reinvested dividends	$22,187
See accompanying Notes to the Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period May 2, 2022* Through March 31, 2023
Net asset value, beginning of period	$9.71	$10.00
Income from Investment Operations:
Net investment income1	0.17	0.25
Net realized and unrealized loss on investments	(0.12)	(0.46)
Total from investment operations	0.04	(0.20)
Less Distributions:
From net investment income	(0.24)	(0.09)
From net realized gain	—	(0.00)2
Total from distributions	(0.24)	(0.09)
Net asset value, end of period	$9.51	$9.71
Total return3	0.44%	(2.03)%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$22,865	$22,840
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed4	3.07%	4.73%
After fees waived and expenses absorbed4	1.65%	1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed4	2.06%	(0.26)%
After fees waived and expenses absorbed4	3.48%	2.81%
Portfolio turnover rate3	19%	2%

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Less than 0.005
3 Not Annualized.
4 Annualized.
See accompanying Notes to the Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
September 30, 2023 (Unaudited)

Note 1 — Organization
First Trust Real Assets Fund (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Amended and Restated Agreement and Declaration of Trust dated June 15, 2022 (the “Declaration of Trust”). First Trust Capital Management L.P. serves as the investment adviser (the “Investment Manager”) of the Fund. Angel Oak Capital Advisors, LLC serves as sub-adviser to the Fund (the “Sub-Adviser” or “Angel Oak”). The Investment Manager and the Sub-Adviser are investment advisers registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers shares of beneficial interest (the “Shares”) in Class I Shares and Class A Shares. Only Class I Shares have been issued as of September 30, 2023.
The Fund’s investment objective is to seek to achieve long-term real return through current income and long-term capital appreciation. Real return is total return after adjusting for inflation.
Class I Shares of the Fund commenced operations on April 29, 2022, and investment operations commenced on May 2, 2022. On June 29, 2022 the Fund commenced the public offering of Class I Shares. The Shares are generally offered for purchase on any business day, which is any day the New York Stock Exchange is open for business, in each case subject to any applicable sales charges and other fees, as described herein. The Shares are issued at net asset value (“NAV”) per Share. No holder of Shares (each, a “Shareholder”) has the right to require the Fund to redeem its Shares.
The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Fund’s Board of Trustees (the “Board”). Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
(a) Consolidation of Subsidiary
The Fund may invest up to 25% of its total assets in its subsidiary, FTRAF Sub1 LLC, a Delaware limited liability company and wholly-owned and controlled subsidiary. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cashflows and Consolidated Financial Highlights of the Fund include the accounts of the FTRAF Sub1 LLC. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. FTRAF Sub1 LLC, is advised by the Investment Manager and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. FTRAF Sub1 LLC will generally invest in limited partnerships that invest in direct real estate. As of September 30, 2023, the net assets of FTRAF Sub1 LLC were $214,907, or approximately 0.9% of the Fund.
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

the generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
UMB Fund Services, Inc., the Fund’s administrator (“UMBFS”), calculates the Fund’s NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the “mark”.
Fixed-income securities with a remaining maturity of sixty (60) days or more will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Designee not to reflect market value will be valued based upon broker-supplied quotations, provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Valuation Designee at amortized cost, which the Valuation Designee has determined to approximate fair value.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
The Fund will generally value shares of exchange-traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.
The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.
The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with U.S. generally accepted accounting principles and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Underlying Fund. In other cases, as when an Underlying Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Underlying Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.
Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

The Fund values its investments in real estate investment trusts (“REITs”) based in large part on valuations provided by the external property managers of the REITs or third-party appraisers. These fair value calculations will involve significant professional judgment by the external property managers of the REITs in the application of both observable and unobservable attributes. The calculated NAVs of the REIT’s assets may differ from their actual realizable value or future fair value. The Valuation Designee may not have the ability to assess the accuracy of these valuations. Because a significant portion of the Fund’s assets are invested in REITs, these valuations have a considerable impact on the Fund’s NAV.
For each period that the NAVs of the REITs are calculated by the external property managers of such REITs and Sub-REITs, each REIT’s NAV is typically adjusted based on the actual income and appreciation or depreciation realized by such REIT when the valuations and income are reported. The Valuation Designee may conclude, in certain circumstances, that the information provided by any such external property manager does not represent the fair value of the Fund’s investment in a REIT and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Valuation Designee may determine to value the Fund’s investment in the REIT at a discount or a premium to the reported value received from the REIT. Any such decision will be made in good faith by the Valuation Designee, under the oversight of the Board.
In certain circumstances, the Valuation Designee may determine that a private investment fund’s or REIT’s NAV shall be adjusted more frequently. For these investments, the NAVs are adjusted daily based on the total return that each private investment fund or REIT is estimated by the Valuation Designee to generate during the period (adjusted net asset value). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.
The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
The Investment Manager and/or the Sub-Adviser act as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Manager and/or Sub-Adviser or their affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect. In no event does the Distributor have any responsibility for any valuations of the Fund's investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the Distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The Distributor has no duty to calculate the NAV of Fund Shares or to inquire into, or liability for, the accuracy of the NAV per Share (including a Class thereof) as calculated by or for the Fund.

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense, including where applicable, accretion of discount and amortization of premium on investments, is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the period from the commencement of the Fund’s operations on May 2, 2022 through September 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(d) Distributions to Shareholders
The Fund intends to make quarterly distributions to its shareholders equal to 5% annually of the Fund’s NAV per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time, and increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a RIC. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess amount distributed would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gains.
A Shareholder whose shares are registered in its own name will automatically be a participant under the Fund’s dividend reinvestment program (the “DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in Shares unless such Shareholder, at any time, specifically elects to receive income dividends and/or capital gains distributions in cash.
(e) Organizational and Offering Costs
Organizational costs consist of the costs of forming the Fund, drafting of bylaws, administration, custody and transfer agency agreements, legal services in connection with the initial meeting of trustees and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement, the costs of preparation, review and filing of any associated marketing or similar materials, the costs associated with the printing, mailing or other distribution of the Prospectus, Statement of Additional Information and/or marketing materials, and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of offering costs as of the date of the accompanying financial statements was $14,690. Offering costs were amortized over the twelve month period from May 2, 2022 through May 2, 2023 on a straight line basis.
Organizational costs incurred by the Fund have been reimbursed by the Investment Manager and are subject to recoupment by the Investment Manager in accordance with the Fund’s expense limitation agreement discussed in Note 3. Offering costs, are also subject to the Fund’s expense limitation agreement discussed in Note 3.
Note 3 — Investment Advisory and Other Agreements and Activity with Affiliates
The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly fee equal to 1.35% on an annualized basis of the Fund’s net assets determined as of month-end (the “Investment Management Fee”), subject to certain adjustments.
Pursuant to a separate sub-advisory agreement among the Fund, the Investment Manager and Angel Oak, Angel Oak receives a portfolio management fee equal to 0.50% on an annualized basis of their portion of the Fund’s average daily net assets. The Sub-Adviser’s fee is paid by the Investment Manager out of the Investment Management Fee.
The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure that Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, (such as litigation expenses)) do not exceed 2.40% and 1.65% of the average daily net assets of Class A Shares and Class I Shares, respectively (the “Expense Limit”). For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Investment Manager, the Investment Manager may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. The Expense Limitation and Reimbursement Agreement may not be terminated by the Fund or the Investment Manager until April 29, 2024. Thereafter, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund or the Investment Manager upon 30 days’ advanced written notice. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.40% and 1.65% for the Class A Shares and Class I Shares, respectively.
For the six months ended September 30, 2023, the Investment Manager has waived $152,187 in advisory fees and absorbed $8,024 in other expenses. At September 30, 2023, the amount of these potentially recoverable expenses was $616,676. The Investment Manager may recapture all or a portion of this amount no later than March 31st of the year stated below:
2026	$456,465
2027	160,211
Total	$616,676
Pursuant to exemptive relief from the SEC, the Fund has adopted a distribution and service plan for Class A and Class I Shares (the “Distribution and Servicing Plan”). The Fund may pay a distribution and servicing fee (the “Distribution and Servicing Fee”) of up to 1.00% and 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class A and Class I Shares, respectively, to qualified recipients. Payment of the Distribution and Servicing Fee is governed by the Distribution and Service Plan for Class A and Class I Shares which, pursuant to the conditions of the exemptive order issued by the SEC, has been adopted by the Fund with respect to the applicable class in compliance with Rule 12b-1 under the Investment Company Act. Pursuant to the Distribution and Service Plan, the Fund paid $12,917 as Distribution and Servicing Fee for Class I Shares, as reported on the Consolidated Statement of Operations.
First Trust Portfolios L.P., an affiliate of the Investment Manager, currently serves as the Fund’s distributor. UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.
A trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator. For the six months ended September 30, 2023, the Fund’s allocated fees incurred for trustees are reported on the Consolidated Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2023 are reported on the Consolidated Statement of Operations.

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Ernst & Young LLP provides tax services to the Fund. The Fund’s allocated fees incurred for tax services for the six months ended September 30, 2023 are reported on the Consolidated Statement of Operations.
Note 4 — Federal Income Taxes
The Fund has elected to be treated and intends to qualify as a RIC for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes substantially all of its income and gains each year.
At March 31, 2023, gross unrealized appreciation and depreciation of investments and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$23,124,208
Gross unrealized appreciation	$12,974
Gross unrealized depreciation	(954,424)
Net unrealized depreciation on investments	$(941,450)
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year tax ended March 31, 2023, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$ (88,527)	$ 88,527
As of March 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$321,775
Undistributed long-term capital gains	14,863
Tax accumulated earnings	336,638
Accumulated capital and other losses	—
Unrealized appreciation on investments	(941,450)
Total accumulated earnings	$(604,812)
The tax character of distributions paid during the year ended March 31, 2023 were as follows:
Distribution paid from:	2023
Ordinary income	$195,938
Net long-term capital gains	2,167
Total taxable distributions	$198,105
As of March 31, 2023, the Fund had no short-term or long-term net capital loss carryovers.
Note 5 — Investment Transactions
For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term investments, were $3,686,006 and $3,360,690, respectively.

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting quarterly repurchase offers. In each repurchase offer, the Fund may offer to repurchase its shares at their NAV as determined as of approximately January 22, April 22, July 22 and October 22, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for no less than 5% of the shares outstanding, but if the value of shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of shares tendered. In such event, Shareholders will have their shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered shares repurchased by the Fund.
The results of the repurchase offers conducted during the period ended September 30, 2023, are as follows:
	Repurchase Offer	Repurchase Offer
Commencement Date	March 22, 2023	June 21, 2023
Repurchase Request Date	April 21, 2023	July 21, 2023
Repurchase Pricing Date	April 21, 2023	July 21, 2023
Net Asset Value as of Repurchase Pricing Date
Class I Shares	$9.61	$9.51
Amount Repurchased
Class I Shares	$674,701	$607,718
Percentage of Outstanding Shares Repurchased
Class I Shares	2.97%	2.64%
Note 8 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.
In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the NAV as practical expedient are no longer included in the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2023:
	Level 1	Level 2	Level 3*	Total
Assets
Investments
Asset-Backed Securities	$—	$435,603	$—	$435,603
Closed-End Funds	2,376,936	—	—	2,376,936
Collateralized Loan Obligations	—	149,219	—	149,219
Collateralized Mortgage Obligations	—	3,347,185	—	3,347,185
Private Investment Funds	—	—	174,233	174,233
Real Estate Investment Trusts	2,304,319	—	5,171,474	7,475,793
Short-Term Investments	4,714,758	—	—	4,714,758
Subtotal .	$9,396,013	$3,932,007	$5,345,707	$18,673,727
Private Investment Funds .				2,468,456
Real Estate Investment Trusts				1,308,795
Total Investments .				$22,450,978

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	Private Investment Funds	Real Estate Investment Trusts
Balance as of March 31, 2023	$201,829	$6,106,231
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Total gains or losses for the period
Included in earnings (or changes in net assets)	(27,596)	(155,241)
Included in other comprehensive income	—	—
Net purchases	—	—
Net sales	—	(779,516)
Balance as of September 30, 2023	$174,233	$5,171,474
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(27,596)	$(155,241)
The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023:
Investments	Fair Value	Valuation Technique(s)	Unobservable Input	Range of Input
Private Investments Funds	$174,233	Adjusted Net Asset Value	Reported net asset/fair value adjustments	N/A
Real Estate Investment Trusts	$5,171,474	Adjusted Net Asset Value	Reported net asset/fair value adjustments	N/A
Note 9 — Risk Factors
An investment in the Fund involves various risks. The Fund invests in and actively trades securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity and fixed income securities.
No guarantee or representation is made that the investment program will be successful.
The global outbreak of coronavirus (“COVID-19”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Fund’s performance. Moreover, this crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.
In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments.

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Certain London Interbank Offered Rates (“LIBORs”) were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. Further, a majority of USD LIBOR settings ceased publication after June 30, 2023. As such, the potential effect of a transition away from LIBOR on the Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund.
The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.
Note 10 — Recently Issued Accounting Pronouncements and Regulatory Updates
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) — Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the consolidated financial statements.
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (ASU 2022-03). The accounting standard update clarifies the guidance in Topic 820 when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security and introduces new disclosure requirements for equity securities subject to contractual sale restrictions and measured at fair value in accordance with Topic 820. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management is currently evaluating the impact that adoption of this new accounting standard will have on its consolidated financial statements, but the impact of the adoption is not expected to be material.
Note 11 — Events Subsequent to the Period End
In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein.
The Board declared a cash dividend of $0.11888 per share from undistributed net investment income, payable on October 4, 2023 to Shareholders of record as of the close of business on October 5, 2023. The ex-dividend date was October 4, 2023.

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

The Board authorized the Fund to offer to repurchase Shares from shareholders in an amount up to 5.00% of the net assets of the Fund with an October 20, 2023 Valuation Date. Shareholders that desired to tender Shares for repurchase were required to do so on October 20, 2023. The total amount of tendered Shares was $899,257 for this repurchase offer.
There have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements.

First Trust Real Assets Fund
FUND INFORMATION
September 30, 2023 (Unaudited)

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877)-779-1999.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877)-779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
First Trust Real Assets Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999
	TICKER	CUSIP
First Trust Real Assets Fund – Class I Shares	FTREX	33742N202

First Trust Real Assets Fund
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
Account balances

•
Account transactions

•
Transaction history

•
Wire transfer instructions

•
Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-844-440-4450

First Trust Real Assets Fund
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
Open an account

•
Provide account information

•
Give us your contact information

•
Make a wire transfer

•
Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
Sharing for affiliates’ everyday business purposes-information about your creditworthiness

•
Affiliates from using your information to market to you

•
Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as Alternative Fund Advisor LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Real Assets Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 8, 2023

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 8, 2023

* Print the name and title of each signing officer under his or her signature.